Schedule of Share-based Payment Arrangement, Option, Exercise Price Range (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding	8,629,000	8,629,000
Number exercisable	4,358,324	4,358,324
Range 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares		$ 0.45
Number outstanding	2,030,400	2,030,400
Number exercisable	893,424	893,424
Expiry date	Jun. 30, 2025
Range 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares		$ 0.50
Number outstanding	859,600	859,600
Number exercisable	425,000	425,000
Expiry date	Feb. 01, 2026
Range 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares		$ 0.50
Number outstanding	2,445,000	2,445,000
Number exercisable	537,900	537,900
Expiry date	Feb. 01, 2027
Range 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares		$ 0.54
Number outstanding	713,000	713,000
Number exercisable	713,000	713,000
Expiry date	Jun. 04, 2023
Range 5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares		$ 0.66
Number outstanding	200,000	200,000
Number exercisable	68,000	68,000
Expiry date	Jul. 12, 2026
Range 6 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	1,275,000	1,275,000
Number exercisable	1,275,000	1,275,000
Expiry date	Jun. 04, 2023
Range 7 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares		$ 1.02
Number outstanding	1,106,000	1,106,000
Number exercisable	446,000	446,000
Expiry date	Apr. 06, 2026